FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  April 19, 2007



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  71


Form 13F Information Table Value Total:  475.687
                                        (thousands)



List of Other Included Managers:


NONE












Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
BERKSHIRE HTWY 	Common    084990175    217	200	   Sole  None   Sole
USA REAL NEW REIT Common    KAD28G302    1	93250	   Sole  None   Sole
ALTRIA GROUP INC 	Common    02209S103    201	2300	   Sole  None   Sole
APPLIED MATERIALS Common    038222105    423	23105	   Sole  None   Sole
AUTO DATA PROCES  Common    053015103    8079	166933   Sole  None   Sole
Barclays Glbl 	Eft	    464287226    48851	487245   Sole  None   Sole
Barclays Glbl 	Eft	    464287168    332	4655	   Sole  None   Sole
Barclays Glbl 	Eft	    464287234    21737	186584   Sole  None   Sole
Barclays Glbl	Eft	    464287465    25725	337341   Sole  None   Sole
Barclays Glbl	Eft	    464286848    20301	1393403  Sole  None   Sole
Barclays Glbl	Eft	    464287564    1116	10823	   Sole  None   Sole
Barclays Glbl	Eft	    464287440    7368	88682	   Sole  None   Sole
Barclays Glbl	Eft	    464287507    626	7405	   Sole  None   Sole
Barclays Glbl	Eft	    464287705    23472	281009   Sole  None   Sole
Barclays Glbl	Eft	    464287606    20238	240557   Sole  None   Sole
Barclays Glbl 	Eft	    464287804    18031	265522   Sole  None   Sole
Barclays Glbl	Eft	    464287879    36432	474940   Sole  None   Sole
Barclays Glbl     Eft	    464287200    2263	15900	   Sole  None   Sole
Barclays Glbl	Eft	    464287622    483	6239	   Sole  None   Sole
Barclays Glbl	Eft	    464287614    200	3600	   Sole  None   Sole
Barclays Glbl	Eft	    464287325    230	3993	   Sole  None   Sole
Barclays Glbl	Eft	    464287846    255	3680	   Sole  None   Sole
Barclays Glbl	Eft	    464287457    30788	382656   Sole  None   Sole
Barclays Glbl	Eft	    922908553    713	8991	   Sole  None   Sole
Barclays Glbl	Eft	    922908629    311	4100	   Sole  None   Sole
Barclays Glbl	Eft	    922908769    560	3962	   Sole  None   Sole
BAXTER INTERN  	Common    071813109    9828	186597   Sole  None   Sole
CAPITAL ONE FIN	Common    14040H105    7168	95001	   Sole  None   Sole
CARNIVAL CORP     Common    143658300    7762	165647   Sole  None   Sole
CHEVRON CORP   	Common    166764100    9423	127408   Sole  None   Sole
CISCO SYSTEMS   	Common    17275R102    263	10312	   Sole  None   Sole
COCA COLA   	Common    191216100    8080	168342   Sole  None   Sole
COMPUTRZD THERML  Common    20557C108    1	10000	   Sole  None   Sole
COSTCO WHSL CORP 	Common    22160K105    8370	155468   Sole  None   Sole
DISNEY WALT CO   	Common    254687106    9001	261443   Sole  None   Sole
DREAMWORKS  	Common    26153C103    9163	299651   Sole  None   Sole
EVOLUTION PETR  	Common    30049A107    25	10000	   Sole  None   Sole
EXXON MOBIL CO   	Common    30231G102    208	2758	   Sole  None   Sole
FIRST DATA CO  	Common    319963104    4692	174427   Sole  None   Sole
GANNETT CO INC   	Common    364730101    7106	126248   Sole  None   Sole
GENERAL ELECTRIC  Common    369604103    7805	220733   Sole  None   Sole
GENESIS MICROCHIP Common    37184C103    92	10000	   Sole  None   Sole
GOLDMAN SACHS GP  Preferred 38143Y665    5371	207012   Sole  None   Sole
GOLDMAN SACHS LI  Preferred 73941X684    1651	69992	   Sole  None   Sole
HEWLETT-PACKARD   Common    428236103    545	13589	   Sole  None   Sole
HOME DEPOT INC   	Common    437076102    7293	198514   Sole  None   Sole
IMMUNOMEDICS INC  Common    452907108    163	35800	   Sole  None   Sole
INTEL CORP   	Common    458140100    2297	120108   Sole  None   Sole
INTL BUSINESS MA 	Common    459200101    469	4984	   Sole  None   Sole
JOHNSON & JOHNSON Common    478160104    7479	124123   Sole  None   Sole
LEGG MASON INC   	Common    524901105    8445	89644	   Sole  None   Sole
LEHMAN BROS 6.5% 	Preferred 524908720    3687	140643   Sole  None   Sole
LOCKHEED MARTIN 	Common    539830109    203	2098	   Sole  None   Sole
MASTERCARD INC   	Common    57636Q104    5954	56052	   Sole  None   Sole
MC DONALDS CORP   Common    580135101    9715	215656   Sole  None   Sole
MICROSOFT CORP   	Common    594918104    7982	28642    Sole  None   Sole
NASDAQ 100 SHARES Eft	    631100104    283	6506	   Sole  None   Sole
NOKIA CORP SPON   Common    654902204    9311	406240   Sole  None   Sole
ORACLE CORP   	Common    68389X105    991	54684	   Sole  None   Sole
PFIZER INC   	Common    717081103    7257	287332   Sole  None   Sole
QUALCOMM INC   	Common    747525103    229	5376	   Sole  None   Sole
ROYAL BK SCOTLAND Preferred 780097796    3754	145735   Sole  None   Sole
SLM CORPORATION   Common    78442P106    7515	183765   Sole  None   Sole
STRYKER CORP   	Common    863667101    10071	15186    Sole  None   Sole
SUN MICROSYSTEMS 	Common    866810104    211	35219	   Sole  None   Sole
CHARLES SCHWAB   	Common    808513105    643	35170	   Sole  None   Sole
TRANSMETA CORP 	Common    89376R109    10	18000	   Sole  None   Sole
UNITED SEC BANC  	Common    911460103    1188	62330	   Sole  None   Sole
WAL-MART STORES  	Common    931142103    7564	161119   Sole  None   Sole
WELLS FARGO CAP  	Preferred 94976Y207    3574	141229   Sole  None   Sole
WESTERN UNION   	Common    959802109    3892	177348   Sole  None   Sole